GENERAL	12 Months Ended
Dec. 31, 2023
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1 – GENERAL

a.	Background

1.
Nayax Ltd. (hereafter – the “Company”) was incorporated in January 2005. The Company provides processing and software as a service (SaaS) business operations solutions and services via a global platform. The Company is marketing its POS devices and SaaS solutions it developed in more than 60 countries worldwide (including Israel) through subsidiaries (the Company and the subsidiaries, hereafter – the “Group”) and through local distributors.

2.
On May 13, 2021, the Company completed an initial public offering (IPO) on the Tel Aviv stock exchange (TASE) in which it sold 4.4 million ordinary shares of NIS 0.001 par value for a gross amount, before issuance costs, of $141.6 million and $132.5 million, net of issuance costs. The IPO was a non-uniform offering, as this term is defined by Israeli Securities Regulations (Manner of Offering Securities to the Public), 2007, to institutional investors in Israel and outside of Israel.

3.
On September 21, 2022, Company's ordinary shares were listed on the Nasdaq Global Select Market under the symbol NYAX. As of that date, the company is dual listed on Nasdaq and as well as on the Tel Aviv Stock Exchange.

4.
In connection with Company's May 2021 IPO on the TASE, the expenses incurred in the profit or loss report for the year ended December 31, 2021, other than underwriter discount and commissions, were $1,879 thousand and include bonuses in respect of the IPO to a number of its employees for a total of $979 thousand. In connection with Company's September 2022 listing on Nasdaq, the expenses incurred in the profit or loss report for the year ended December 31, 2022 are $1,790 thousand.

5.
On September 11, 2022 Company's shareholders approved a reverse share split in a ratio of 10:1. All issued and outstanding Company's Ordinary Shares have been retroactively adjusted to reflect the reverse share split for all periods presented in these financial statements prior the approval.

6.
In August 2023, the company filed with the Israel Securities Authority a shelf prospectus (the “Shelf Prospectus”). Such Shelf Prospectus allows the Company to raise from time to time funds through the offering and sale of various securities including debt and equity, in Israel, at the discretion of the Company. In October 2023, the company filed with the SEC a Registration Statement on Form F-3 (the “Registration Statement”). Such Registration Statement allows the company to raise fund from time to time through the offering and sale of various securities including debt and equity, at the discretion of the Company. Under the Registration Statement, certain selling shareholders may also offer and sell ordinary shares from time to time in one or more offerings, but we are not entitled to any funds raised from such sales.

b.	"Swords of Iron" - War against terror organization Hamas

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s government declared war against Hamas. Other terrorist organizations such as the Hezbollah in Lebanon on Israel's northern border have launched rocket attacks on Israel in support of Hamas. The military campaign against Hamas and other terrorist organizations is ongoing and could escalate in the future into a larger regional conflict. There is no certainty as to the duration, severity, results or implications of the war on the State of Israel generally or on the Company.

While many of Israeli civilians were draft to reserve duty, the company's headquarter activity located in Israeli remain unharmed. With regards to company's source of income, during the first month of the war, a few credit card companies reported on a sharp decrease in transactions in Israel. Despite that, the company has not experienced any material impact on its revenues, mainly due the fact that most of the company's revenue is generated overseas.

As of the date of these financial statements, the end of the war is unknown.